Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Proceeds from issuing shares		$ 23,561,000	$ 0	[1]
Cellectis Follow-on Offering [Member]
Statement [Line Items]
Issuance costs		$ 600
Transaction costs			$ 2,000
American Depository Shares [Member] | Cellectis Follow-on Offering [Member]
Statement [Line Items]
Number of shares issued		9,907,800
Gross proceeds		$ 24,800
Calyxt Inc [member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	48.00%
Derecognition of minority interest	$ 4,400

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)